Consolidated Statements of Changes in Shareholders Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Statements Of Changes In Shareholders' Equity [Abstract]
Net of offering costs	$ 902,158	$ 344,808
Issuance of common stock, net of costs	$ 71,949